STOCKHOLDERS DEFICIT (Details Narrative)							1 Months Ended										3 Months Ended		12 Months Ended
	Mar. 12, 2020 USD ($) $ / shares shares	Jan. 13, 2020 USD ($) $ / shares shares	Jan. 03, 2019 shares	Apr. 03, 2018 $ / shares shares	Mar. 12, 2018 USD ($) $ / shares shares	Mar. 07, 2018 shares	Oct. 09, 2019 USD ($) $ / shares shares	May 31, 2019 USD ($) shares	May 23, 2019 shares	May 16, 2019 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) shares	Oct. 31, 2018 USD ($) shares	Jul. 02, 2018 USD ($) shares	Feb. 22, 2018 USD ($) $ / shares shares	Feb. 15, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) integer $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jan. 30, 2020 shares	May 14, 2019 shares	Sep. 12, 2018 USD ($) shares
Common stock issued to Consultant, shares	5,000,000	10,000,000					3,500,000
Common stock price per share | $ / shares				$ 0.007
Common stock, Shares outstanding											1,236,319,023						1,745,314,333		1,698,279,820	1,236,319,023
Issuance of common shares for services, Amount | $																			$ 324,050
Common stock, Shares issued											1,236,319,023						1,745,314,333		1,698,279,820	1,236,319,023
Common stock, Par value | $ / shares											$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, price per share | $ / shares	$ 0.0060	$ 0.0088					$ 0.0143
Common stock issued to Consultant, amount | $	$ 30,000	$ 88,000					$ 50,000
Common stock, Shares authorized											5,000,000,000						5,000,000,000		5,000,000,000	5,000,000,000
Issuance of common shares for services, Shares																			23,483,333
Common stock issued for conversion of debt, shares issued				1,428,571
Common stock issued for conversion of debt and accrued interest | $																	$ 78,421	$ 199,499	$ 569,500	$ 582,251
Common stock fair value | $											$ 123,632						$ 174,531		$ 169,828	$ 123,632
On July 22, 2019 And August 2, 2019 [Member]
Common stock issued for conversion of debt, shares issued									100,000,000
Convertible stock, shares converted									4,000,000
Corey Lambrecht [Member]
Preferred stock, Shares Issued											6,000,000									6,000,000			1,000,000
Preferred stock shares issued, value | $											$ 1,784,400									$ 1,784,400			$ 710,000
Noteholder [Member]
Debt conversion converted instrument, amount | $					$ 50,000										$ 50,000
Shield Saver, LLC [Member]
Common stock price per share | $ / shares										$ 0.0126
Common stock, Shares issued										156,058,751												156,058,751
Acquisition shares										156,058,751
Equity Purchase Agreement [Member] | Shield Saver, LLC [Member]
Issuance of common shares for services, Shares						600,000
SB Notes [Member]
Common stock, Shares issued											6,979,167									6,979,167
Common stock fair value | $											$ 216,354									$ 216,354
Convertible Preferred Stock Class A [Member]
Preferred stock, Shares authorized											60,000,000						60,000,000		60,000,000	60,000,000
Undesignated shares																	40,000,000
Preferred stock, Shares outstanding											50,950,000						54,200,000		54,200,000	50,950,000
Preferred stock, Shares Issued											50,950,000						54,200,000		54,200,000	50,950,000
Designated shares																	60,000,000		60,000,000
Voting rights, description																	Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share		Each share of Class A Stock votes with the shares of Common Stock and is entitled to 50 votes per share and ranks senior to all other classes of stock in liquidation in the amount of $1 per share
Preferred stock, Par value | $ / shares											$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Convertible stock, terms of conversion feature																	Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares		Each share of Class A Stock is convertible at any time into 25 shares of common stock, totaling 1,355,000,000 shares of common stock assuming full conversion of all outstanding shares
Convertible stock, shares converted			1,750,000
Common stock shares issued upon conversion of convertible stock			10,500,000
Preferred stock shares issued, value | $											$ 5,095						$ 5,420		$ 5,420	$ 5,095
Noteholder One [Member]
Common stock price per share | $ / shares																$ 0.002
Common stock issued for conversion of debt, shares issued																55,000,000
Convertible note payable | $																$ 110,000
CEO [Member]
Preferred stock, Shares Issued								10,000,000
Compensation expense | $								$ 3,100,000
CEO [Member] | January 8, 2018 [Member]
Common stock issued for conversion of debt, shares issued																			1,000,000
Convertible stock, shares converted																			25,000,000
Directors [Member] | Series A Preferred Stock [Member]
Common stock price per share | $ / shares																			$ 0.10
Common stock fair value | $																			$ 800,000
Issuance of common shares for services, Shares																			8,000,000
Articles of Incorporation [Member]
Common stock issued for conversion of debt, shares issued																	32,034,513
Debt conversion converted instrument shares issued																			135,418,713
Debt conversion converted instrument, amount | $																			$ 469,500
Common stock issued for conversion of debt and accrued interest | $																	$ 78,421
Number of investors | integer																			2
Stockbridge Enterprises, L.P. [Member]
Common stock price per share | $ / shares					$ 0.002										$ 0.002
Common stock, Shares issued					25,000,000										25,000,000
Investor [Member]
Debt conversion converted instrument shares issued											25,000,000
Debt conversion converted instrument, amount | $											$ 250,000
Consultant [Member]
Debt conversion converted instrument shares issued											23,372,000	10,316,723	9,664,637	23,372,000
Debt conversion converted instrument, amount | $											$ 46,744	$ 100,000	$ 100,000	$ 46,744
Director for services [Member]
Convertible stock, shares converted																				800,000
Common stock shares issued upon conversion of convertible stock											20,000,000									20,000,000
President [Member] | January 31, 2018 [Member]
Convertible stock, shares converted																				3,000,000
Common stock shares issued upon conversion of convertible stock											75,000,000									75,000,000
Maximum [Member]
Common stock, Shares authorized																					5,000,000,000
Class A convertible preferred stock undesignated																					40,000,000
Class A convertible preferred stock designated																					60,000,000
Common stock, Shares previously authorized																					2,000,000,000
Preferred stock, Shares previously authorized																					60,000,000
Preferred stock, Shares authorized																					100,000,000